GuideMark® Large Cap Core Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of Shares		Value
	COMMON STOCKS - 93.96%
	Aerospace & Defense - 0.76%
2,614	General Dynamics Corp.	$578,348
738	Huntington Ingalls Industries, Inc.	160,751
1,227	L3Harris Technologies, Inc.	296,566
1,548	Lockheed Martin Corp.	665,578
1,268	Northrop Grumman Corp. (b)	606,827
6,366	Raytheon Technologies Corp.	611,836
14,307	Textron, Inc.	873,728
		3,793,634
	Air Freight & Logistics - 0.37%
4,544	C.H. Robinson Worldwide, Inc.	460,625
1,479	Expeditors International of Washington, Inc.	144,143
2,843	FedEx Corp.	644,537
3,273	United Parcel Service, Inc. - Class B	597,454
		1,846,759
	Airlines - 0.49%
18,819	Alaska Air Group, Inc. (a)	753,701
134,615	JetBlue Airways Corp. (a)	1,126,727
7,807	Southwest Airlines Co. (a)	281,989
7,776	United Airlines Holdings, Inc. (a)	275,426
		2,437,843
	Auto Components - 0.05%
7,554	BorgWarner, Inc.	252,077
	Automobiles - 1.77%
141,344	Ford Motor Co.	1,573,159
17,996	Harley-Davidson, Inc.	569,753
8,229	Tesla, Inc. (a)	5,541,573
14,715	Thor Industries, Inc. (b)	1,099,652
		8,784,137
	Banks - 2.36%
56,608	Bank of America Corp.	1,762,207
4,118	Bank OZK (b)	154,548
29,180	Citigroup, Inc.	1,341,988
4,566	Citizens Financial Group, Inc.	162,960
3,333	Comerica, Inc.	244,576
1,584	Cullen Frost Bankers, Inc.	184,457
6,507	Fifth Third Bancorp	218,635
33,288	JPMorgan Chase & Co.	3,748,562
13,455	KeyCorp	231,830
10,128	PacWest Bancorp	270,012
5,790	Popular, Inc. - ADR	445,425
9,260	Regions Financial Corp.	173,625
8,717	Synovus Financial Corp.	314,248
2,246	The PNC Financial Services Group, Inc.	354,351
1,261	U.S. Bancorp	58,031
39,718	Wells Fargo & Co.	1,555,754
2,533	Western Alliance Bancorp	178,830
3,697	Wintrust Financial Corp.	296,315
		11,696,354
	Beverages - 1.24%
706	Boston Beer Co., Inc. - Class A (a)(b)	213,897
1,412	Brown-Forman Corp. - Class A	95,507
1,513	Brown-Forman Corp. - Class B (b)	106,152
24,168	Molson Coors Brewing Co. - Class B	1,317,398
2,844	Monster Beverage Corp. (a)	263,639
15,668	PepsiCo, Inc.	2,611,229
24,800	The Coca-Cola Co.	1,560,168
		6,167,990
	Biotechnology - 1.90%
7,309	Amgen, Inc.	1,778,280
3,422	Biogen, Inc. (a)	697,883
25,126	Exelixis, Inc. (a)	523,123
20,309	Gilead Sciences, Inc.	1,255,299
7,067	Incyte Corp. (a)	536,880
6,395	Moderna, Inc. (a)	913,526
1,545	Regeneron Pharmaceuticals, Inc. (a)(b)	913,296
1,822	Seagen, Inc. (a)(b)	322,385
4,749	United Therapeutics Corp. (a)	1,119,054
4,817	Vertex Pharmaceuticals, Inc. (a)	1,357,382
		9,417,108
	Building Products - 0.84%
4,380	A. O. Smith Corp. - Class A	239,498
2,541	Allegion PLC - ADR	248,764
22,650	Builders FirstSource, Inc. (a)	1,216,305
8,643	Carrier Global Corp.	308,209
1,832	Johnson Controls International PLC - ADR	87,716
1,889	Lennox International, Inc. (b)	390,249
8,313	Masco Corp. (b)	420,638
12,878	Owens Corning, Inc.	956,964
5,175	Trex Co., Inc. (a)	281,624
		4,149,967
	Capital Markets - 2.28%
2,722	Ameriprise Financial, Inc.	646,965
6,211	Ares Management Corp. - Class A (b)	353,157
3,766	Evercore, Inc. - Class A	352,535
2,028	FactSet Research Systems, Inc.	779,908
14,395	Franklin Resources, Inc. (b)	335,547
40,006	Invesco, Ltd. - ADR	645,297
12,783	Janus Henderson Group Plc - ADR	300,528
6,572	KKR & Co, Inc.	304,218
15,094	Lazard, Ltd. - Class A - ADR	489,197
4,491	LPL Financial Holdings, Inc. (b)	828,500
3,147	Moody's Corp.	855,890
10,673	Morgan Stanley	811,788
1,118	Morningstar, Inc. (b)	270,366
1,594	NASDAQ OMX Group, Inc.	243,149
4,474	Raymond James Financial, Inc.	400,020
3,798	SEI Investments Co.	205,168
5,975	Stifel Financial Corp. (b)	334,720
2,689	T. Rowe Price Group, Inc. (b)	305,497
5,395	The Bank of New York Mellon Corp.	225,025
12,728	The Blackstone Group, Inc.	1,161,175
12,270	The Carlyle Group, Inc.	388,468
11,125	The Charles Schwab Corp.	702,878
15,168	Virtu Financial, Inc. - Class A	355,083
		11,295,079
	Chemicals - 0.99%
2,036	Albemarle Corp. (b)	425,483
5,372	CF Industries Holdings, Inc.	460,542
5,471	Corteva, Inc.	296,200
9,328	Dow, Inc.	481,418
10,238	Huntsman Corp.	290,247
1,937	Linde PLC - ADR	556,946
5,841	LyondellBasell Industries NV - Class A - ADR	510,854
13,019	Olin Corp.	602,520
2,206	RPM International, Inc.	173,656
10,874	The Mosaic Co. (b)	513,579
6,014	Westlake Chemical Corp.	589,492
		4,900,937
	Commercial Services & Supplies - 0.66%
95,871	ADT, Inc. (b)	589,607
331	Avery Dennison Corp.	53,579
2,189	Cintas Corp.	817,657
2,198	Clean Harbors, Inc. (a)	192,699
3,374	Republic Services, Inc.	441,555
18,153	Rollins, Inc. (b)	633,903
3,444	Waste Management, Inc.	526,863
		3,255,863
	Communications Equipment - 1.37%
3,652	Arista Networks, Inc. (a)	342,338
1,604	Ciena Corp. (a)	73,303
37,110	Cisco Systems, Inc.	1,582,370
1,842	F5 Networks, Inc. (a)	281,900
6,819	Juniper Networks, Inc.	194,342
2,542	Motorola Solutions, Inc.	532,803
1,725	Palo Alto Networks, Inc. (a)(b)	852,047
17,873	Qualcomm, Inc.	2,283,097
2,591	Ubiquiti, Inc. (b)	643,112
		6,785,312
	Construction & Engineering - 0.37%
12,194	AECOM	795,293
1,436	Jacobs Engineering Group, Inc.	182,559
9,317	MasTec, Inc. (a)(b)	667,656
1,712	Quanta Services, Inc. (b)	214,582
		1,860,090
	Consumer Finance - 1.01%
23,720	Ally Financial, Inc.	794,857
6,151	American Express Co.	852,652
8,078	Capital One Financial Corp.	841,647
891	Credit Acceptance Corp. (a)(b)	421,808
5,975	Discover Financial Services	565,115
20,747	OneMain Holdings, Inc. (b)	775,523
27,785	Synchrony Financial	767,422
		5,019,024
	Containers & Packaging - 0.28%
8,343	Ardagh Group SA - ADR (c)(d)(f)	97,863
4,426	Sealed Air Corp.	255,469
25,413	WestRock Co.	1,012,454
		1,365,786
	Distributors - 0.25%
2,463	Genuine Parts Co.	327,579
18,942	LKQ Corp.	929,863
		1,257,442
	Diversified Consumer Services - 0.24%
2,873	Grand Canyon Education, Inc. (a)	270,608
14,481	H&R Block, Inc. (b)	511,469
6,234	Service Corp. International	430,894
		1,212,971
	Diversified Financial Services - 0.38%
7,704	Equitable Holdings, Inc.	200,843
36,496	Jefferies Financial Group, Inc.	1,008,020
11,606	Voya Financial, Inc. (b)	690,905
		1,899,768
	Diversified Telecommunication Services - 0.71%
51,264	AT&T, Inc.	1,074,493
124,813	Lumen Technologies, Inc. (b)	1,361,710
21,165	Verizon Communications, Inc.	1,074,124
		3,510,327
	Electric Utilities - 0.84%
3,057	American Electric Power Co., Inc.	293,289
3,990	Constellation Energy Corp.	228,468
6,039	Duke Energy Corp.	647,441
3,350	Edison International	211,854
919	Entergy Corp.	103,516
5,053	Evergy, Inc.	329,708
11,890	Exelon Corp.	538,855
5,320	FirstEnergy Corp.	204,235
2,810	Hawaiian Electric Industries, Inc.	114,929
1,337	IDACORP, Inc.	141,615
8,069	NextEra Energy, Inc.	625,025
4,040	OGE Energy Corp.	155,782
16,290	PG&E Corp. (a)	162,574
6,052	The Southern Co.	431,568
		4,188,859
	Electrical Equipment - 0.31%
4,524	Acuity Brands, Inc.	696,877
1,283	Agilent Technologies, Inc.	152,382
512	Eaton Corp. PLC - ADR	64,507
3,071	Emerson Electric Co.	244,267
6,107	nVent Electric PLC - ADR	191,332
435	Roper Industries, Inc.	171,673
		1,521,038
	Electronic Equipment, Instruments & Components - 0.33%
880	Arrow Electronics, Inc. (a)	98,639
583	CDW Corp.	91,857
2,117	Cognex Corp.	90,015
2,181	Dolby Laboratories, Inc. - Class A	156,072
2,920	Keysight Technologies, Inc. (a)	402,522
14,111	National Instruments Corp.	440,687
1,168	Zebra Technologies Corp. - Class A (a)	343,334
		1,623,126
	Energy Equipment & Services - 0.27%
7,438	Baker Hughes Co.	214,735
15,981	Halliburton Co. (b)	501,164
19,618	NOV, Inc. (b)	331,741
8,091	Schlumberger Ltd. - ADR	289,334
		1,336,974
	Entertainment - 0.18%
1,813	Electronic Arts, Inc.	220,552
2,427	Liberty Media Corp. - Liberty Formula One - Class C (a)	154,042
576	Netflix, Inc. (a)	100,725
1,379	Spotify Technology SA - ADR (a)	129,392
1,261	The Walt Disney Co. (a)	119,038
14,170	Discovery Communications, Inc. - Series C (a)	190,161
		913,910
	Food & Staples Retailing - 2.62%
27,462	Albertsons Cos., Inc. - Class A (b)	733,785
2,353	Casey's General Stores, Inc.	435,258
5,984	Costco Wholesale Corp.	2,868,011
31,718	CVS Health Corp.	2,938,990
34,614	Kroger Co. (b)	1,638,280
10,218	SYSCO Corp.	865,567
7,362	US Foods Holding Corp. (a)	225,866
24,362	Walgreens Boots Alliance, Inc.	923,320
19,634	Walmart, Inc.	2,387,102
		13,016,179
	Food Products - 1.56%
21,321	Archer-Daniels-Midland Co.	1,654,510
6,767	Bunge, Ltd. - ADR	613,699
19,722	Flowers Foods, Inc.	519,083
7,508	General Mills, Inc.	566,479
2,456	Kellogg Co. (b)	175,211
5,555	Mondelez International, Inc. - Class A	344,910
3,201	Pilgrim's Pride Corp. (a)	99,967
13,169	Post Holdings, Inc. (a)(b)	1,084,467
4,223	The Hershey Co.	908,621
2,515	The J.M. Smucker Co.	321,945
7,387	The Kraft Heinz Co.	281,740
13,648	Tyson Foods, Inc. - Class A	1,174,547
		7,745,179
	Gas Utilities - 0.29%
10,717	EQT Corp. (b)	368,665
4,593	National Fuel Gas Co.	303,367
20,346	UGI Corp. (b)	785,559
		1,457,591
	Health Care Equipment & Supplies - 1.58%
1,858	ABIOMED, Inc. (a)	459,874
1,641	Align Technology, Inc. (a)	388,376
1,287	Becton Dickinson and Co.	317,284
4,320	Danaher Corp.	1,095,206
5,708	DexCom, Inc. (a)	425,417
12,542	Edwards Lifesciences Corp. (a)	1,192,619
7,437	Hologic, Inc. (a)	515,384
2,016	IDEXX Laboratories, Inc. (a)	707,072
794	Insulet Corp. (a)(b)	173,044
1,161	Intuitive Surgical, Inc. (a)	233,024
2,349	Masimo Corp. (a)	306,944
1,026	Novocure, Ltd. - ADR (a)	71,307
753	Penumbra, Inc. (a)(b)	93,764
3,786	ResMed, Inc.	793,659
2,359	Stryker Corp.	469,276
1,413	Tandem Diabetes Care, Inc. (a)(b)	83,635
1,644	West Pharmaceutical Services, Inc.	497,096
		7,822,981
	Health Care Providers & Services - 3.85%
1,768	Amedisys, Inc. (a)	185,852
1,587	AmerisourceBergen Corp.	224,529
3,628	Anthem, Inc.	1,750,800
5,809	Cardinal Health, Inc. (b)	303,636
22,324	Centene Corp. (a)	1,888,834
1,036	Chemed Corp.	486,288
8,272	Cigna Corp.	2,179,837
895	DaVita, Inc. (a)	71,564
3,365	HCA Healthcare, Inc.	565,522
5,481	Henry Schein, Inc. (a)(b)	420,612
1,778	Humana, Inc.	832,229
2,900	Laboratory Corp. of America Holdings	679,644
2,561	McKesson Corp.	835,424
1,289	Molina Healthcare, Inc. (a)	360,417
2,039	PerkinElmer, Inc. (b)	289,987
2,547	Quest Diagnostics, Inc.	338,700
14,510	UnitedHealth Group, Inc.	7,452,771
2,493	Universal Health Services, Inc. - Class B	251,070
		19,117,716
	Health Care Technology - 0.02%
487	Veeva Systems, Inc. - Class A (a)	96,445

	Hotels, Restaurants & Leisure - 0.98%
8,972	Boyd Gaming Corp. (b)	446,357
1,975	Domino's Pizza, Inc. (b)	769,677
1,101	Marriott International, Inc. - Class A	149,747
4,131	Marriott Vacations Worldwide Corp.	480,022
4,260	McDonald's Corp.	1,051,709
4,096	MGM Resorts International	118,579
34,164	Penn National Gaming, Inc. (a)(b)	1,039,269
2,256	Travel + Leisure Co.	87,578
6,458	Yum! Brands, Inc.	733,048
		4,875,986
	Household Durables - 0.64%
1,661	Garmin Ltd. - ADR	163,193
7,467	Lennar Corp. - Class A (b)	526,946
7,416	Lennar Corp. - Class B	435,393
2,607	Mohawk Industries, Inc. (a)	323,503
50	NVR, Inc. (a)	200,207
10,319	PulteGroup, Inc.	408,942
17,220	Tempur Sealy International, Inc. (b)	367,991
10,851	Toll Brothers, Inc.	483,955
1,640	Whirlpool Corp. (b)	253,987
		3,164,117
	Household Products - 1.32%
4,244	Church & Dwight, Inc. (b)	393,249
2,508	Clorox Co.	353,578
11,619	Colgate-Palmolive Co.	931,147
3,292	Kimberly-Clark Corp. (b)	444,914
30,965	The Procter & Gamble Co.	4,452,457
		6,575,345
	Independent Power and Renewable Electricity Producers - 0.55%
46,466	NRG Energy, Inc.	1,773,607
42,869	Vistra Energy Corp.	979,557
		2,753,164
	Industrial Conglomerates - 0.25%
3,472	3M Co.	449,311
1,634	Carlisle Companies, Inc.	389,889
6,449	General Electric Co.	410,608
		1,249,808
	Insurance - 4.26%
4,369	Aflac, Inc.	241,737
3,919	American Financial Group, Inc.	543,996
16,419	American International Group, Inc.	839,504
5,074	Aon PLC - Class A - ADR	1,368,356
3,675	Arthur J. Gallagher & Co.	599,172
1,594	Assurant, Inc.	275,523
7,256	Assured Guaranty, Ltd. - ADR	404,812
3,690	Axis Capital Holdings, Ltd. - ADR	210,662
27,951	Berkshire Hathaway, Inc. - Class B (a)	7,631,182
12,665	Brighthouse Financial, Inc. (a)	519,518
4,428	Brown & Brown, Inc.	258,330
2,644	Chubb, Ltd. - ADR	519,758
3,779	Cincinnati Financial Corp.	449,625
397	Everest Re Group, Ltd. - ADR	111,271
12,540	Fidelity National Financial, Inc.	463,478
9,957	First American Financial Corp.	526,924
3,585	Hartford Financial Services Group, Inc.	234,567
8,107	Lincoln National Corp.	379,164
2,883	Loews Corp.	170,847
5,654	Marsh & McLennan Cos., Inc.	877,784
14,757	MetLife, Inc.	926,592
25,640	Old Republic International Corp.	573,310
3,495	Principal Financial Group, Inc. (b)	233,431
5,866	Prudential Financial, Inc.	561,259
4,742	The Allstate Corp.	600,954
4,404	The Progressive Corp.	512,053
921	The Travelers Cos., Inc.	155,769
21,269	Unum Group (b)	723,571
3,505	W.R. Berkley Corp.	239,251
		21,152,400
	Interactive Media & Services - 4.49%
4,075	Alphabet, Inc. - Class A (a)	8,880,485
3,647	Alphabet, Inc. - Class C (a)	7,977,630
30,561	Meta Platforms, Inc. - Class A (a)	4,927,961
4,580	Match Group, Inc. (a)(b)	319,180
9,384	Pinterest, Inc. - Class A (a)	170,413
		22,275,669
	Internet & Direct Marketing Retail - 2.56%
108,890	Amazon.com, Inc. (a)	11,565,207
139	Booking Holdings, Inc. (a)	243,110
3,909	eBay, Inc.	162,888
3,529	Etsy, Inc. (a)(b)	258,358
2,712	Expedia Group, Inc. - Class A (a)	257,179
5,609	Wayfair, Inc. - Class A (a)(b)	244,328
		12,731,070
	IT Services - 3.86%
8,933	Accenture PLC - Class A - ADR	2,480,247
3,022	Akamai Technologies, Inc. (a)	275,999
5,474	Amdocs, Ltd. - ADR	456,039
3,806	Automatic Data Processing, Inc.	799,412
982	Booz Allen Hamilton Holding Corp. - Class A	88,734
4,032	Block, Inc. (a)	247,807
3,214	CACI International, Inc. - Class A (a)	905,641
13,340	Cognizant Technology Solutions Corp. - Class A	900,317
4,234	Concentrix Corp.	574,300
57,126	DXC Technology Co. (a)	1,731,489
643	EPAM Systems, Inc. (a)	189,544
3,322	Euronet Worldwide, Inc. (a)	334,160
7,557	Fidelity National Information Services, Inc.	692,750
7,969	Fiserv, Inc. (a)	709,002
546	FleetCor Technologies, Inc. (a)	114,720
2,239	Gartner, Inc. (a)	541,457
7,062	Genpact, Ltd. - ADR	299,146
5,411	Global Payments, Inc.	598,673
2,328	GoDaddy, Inc. - Class A (a)	161,936
7,137	MasterCard, Inc. - Class A	2,251,581
3,834	Paychex, Inc. (b)	436,578
8,143	PayPal Holdings, Inc. (a)	568,707
3,623	Science Applications International Corp.	337,301
11,561	Switch, Inc.	387,293
22,626	The Western Union Co. (b)	372,650
2,820	VeriSign, Inc. (a)	471,871
11,432	Visa, Inc. - Class A (b)	2,250,846
		19,178,200
	Leisure Products - 0.35%
32,731	Mattel, Inc. (a)	730,883
1,265	Polaris Industries, Inc. (b)	125,589
1,956	Pool Corp. (b)	687,006
4,194	YETI Holdings, Inc. (a)(b)	181,475
		1,724,953
	Life Sciences Tools & Services - 0.88%
2,919	10X Genomics, Inc. - Class A (a)(b)	132,085
221	Bio-Rad Laboratories, Inc. - Class A (a)	109,395
162	Bio-Techne Corp.	56,156
1,077	Bruker Corp.	67,592
1,041	IQVIA Holdings, Inc. (a)	225,887
614	Mettler-Toledo International, Inc. (a)	705,345
3,388	QIAGEN NV - ADR (a)	159,914
6,602	Syneos Health, Inc. (a)	473,231
3,447	Thermo Fisher Scientific, Inc.	1,872,686
1,687	Waters Corp. (a)	558,363
		4,360,654
	Machinery - 1.18%
956	AGCO Corp.	94,357
1,189	Caterpillar, Inc.	212,546
866	Cummins, Inc.	167,597
850	Deere & Co. (b)	254,550
4,671	Donaldson Co., Inc.	224,862
1,327	Dover Corp.	160,992
5,958	Esab Corp. (a)(b)	260,663
65,729	Gates Industrial Corp PLC - ADR (a)	710,530
5,639	Graco, Inc.	335,013
2,149	Illinois Tool Works, Inc.	391,655
2,166	Lincoln Electric Holdings, Inc. (b)	267,198
1,111	Nordson Corp. (b)	224,911
11,553	Oshkosh Corp.	948,963
2,427	Otis Worldwide Corp.	171,516
261	Parker-Hannifin Corp.	64,219
5,091	Pentair PLC - ADR	233,015
1,813	Snap-on, Inc.	357,215
4,582	The Timken Co.	243,075
3,544	The Toro Co.	268,600
3,193	Wabtec Corp.	262,081
		5,853,558
	Marine - 0.04%
3,109	Kirby Corp. (a)	189,152
	Media - 0.98%
228	Charter Communications, Inc. - Class A (a)(b)	106,825
25,869	Comcast Corp. - Class A	1,015,100
4,559	Fox Corp. - Class A	146,617
4,091	Fox Corp. - Class B	121,503
17,355	Liberty Media Corp.-Liberty SiriusXM - Class A (a)(b)	625,474
19,072	Liberty Media Corp.-Liberty SiriusXM - Class C (a)	687,546
1,777	Liberty Media Group - Class A (a)	103,013
23,846	News Corp. - Class A	371,521
22,225	News Corp. - Class B	353,155
4,091	Nexstar Media Group, Inc. - Class A	666,342
50,354	Sirius XM Holdings, Inc. (b)	308,670
8,091	The Interpublic Group of Companies, Inc.	222,745
4,927	The New York Times Co. - Class A	137,463
		4,865,974
	Metals & Mining - 1.14%
9,173	Alcoa Corp.	418,105
43,638	Cleveland-Cliffs, Inc. (a)(b)	670,716
6,271	Freeport-McMoRan, Inc.	183,489
9,780	Nucor Corp.	1,021,130
7,993	Reliance Steel & Aluminum Co.	1,357,691
2,614	Southern Copper Corp. (b)	130,203
11,580	Steel Dynamics, Inc.	766,017
63,194	United States Steel Corp.	1,131,805
		5,679,156
	Multiline Retail - 1.21%
2,568	Burlington Stores, Inc. (a)(b)	349,839
4,212	Dollar General Corp.	1,033,793
2,542	Dollar Tree, Inc. (a)	396,171
45,563	Kohl's Corp.	1,626,144
51,113	Macy's, Inc.	936,390
22,511	Nordstrom, Inc. (b)	475,657
8,296	Target Corp.	1,171,644
		5,989,638
	Multi-Utilities - 0.51%
3,830	Alliant Energy Corp.	224,476
1,734	Ameren Corp.	156,684
10,801	CenterPoint Energy, Inc.	319,494
1,554	CMS Energy Corp.	104,895
4,095	Consolidated Edison, Inc.	389,434
2,604	Dominion Energy, Inc.	207,825
2,358	DTE Energy Co.	298,877
6,296	NiSource, Inc.	185,669
5,248	Public Service Enterprise Group, Inc.	332,093
1,506	Sempra Energy	226,307
1,036	WEC Energy Group, Inc.	104,263
		2,550,017
	Oil, Gas & Consumable Fuels - 4.03%
20,466	Antero Midstream Corp.	185,217
6,949	Antero Resources Corp. (a)	212,987
4,983	APA Corp.	173,907
19,213	Cabot Oil & Gas Corp.	495,503
5,445	Cheniere Energy, Inc.	724,348
18,270	Chevron Corp.	2,645,131
13,507	ConocoPhillips	1,213,064
6,767	Continental Resources, Inc. (b)	442,223
13,578	Devon Energy Corp.	748,284
3,471	Diamondback Energy, Inc.	420,512
3,137	DT Midstream, Inc.	153,776
1,644	Enviva, Inc.	94,070
5,006	EOG Resources, Inc. (b)	552,863
45,494	Exxon Mobil Corp.	3,896,106
1,443	Hess Corp.	152,871
53,570	Marathon Oil Corp.	1,204,254
11,680	Marathon Petroleum Corp.	960,213
18,607	Occidental Petroleum Corp.	1,095,580
6,432	ONEOK, Inc.	356,976
8,266	OVINTIV, Inc.	365,274
1,614	PDC Energy, Inc.	99,438
12,599	Phillips 66	1,032,992
2,233	Pioneer Natural Resources Co.	498,138
5,692	Range Resources Corp. (a)	140,877
13,408	Targa Resources Corp.	800,055
10,535	The Williams Companies, Inc.	328,797
9,376	Valero Energy Corp.	996,481
		19,989,937
	Paper & Forest Products - 0.13%
11,849	Louisiana-Pacific Corp. (b)	621,006
	Personal Products - 0.33%
97,419	Coty, Inc. - Class A (a)(b)	780,326
3,382	The Estee Lauder Cos., Inc. - Class A	861,294
		1,641,620
	Pharmaceuticals - 5.71%
17,076	Abbott Laboratories	1,855,307
26,111	AbbVie, Inc.	3,999,161
34,399	Bristol-Myers Squibb Co.	2,648,723
11,186	Eli Lilly & Co.	3,626,837
3,464	Jazz Pharmaceuticals PLC - ADR (a)	540,419
36,494	Johnson & Johnson	6,478,050
30,850	Merck & Co., Inc.	2,812,595
68,132	Pfizer, Inc.	3,572,161
166,720	Viatris, Inc.	1,745,558
6,060	Zoetis, Inc.	1,041,653
		28,320,464
	Professional Services - 0.42%
2,315	FTI Consulting, Inc. (a)(b)	418,668
12,443	ManpowerGroup, Inc.	950,769
9,792	Robert Half International, Inc.	733,323
		2,102,760
	Real Estate Management & Development - 0.48%
10,600	CBRE Group, Inc. - Class A (a)	780,266
9,247	Jones Lang LaSalle, Inc. (a)	1,616,930
		2,397,196
	Road & Rail - 0.48%
19,567	Knight-Swift Transportation Holdings, Inc. (b)	905,757
4,001	Landstar System, Inc. (b)	581,825
847	Old Dominion Freight Line, Inc. (b)	217,069
3,131	Union Pacific Corp.	667,780
		2,372,431
	Semiconductors & Semiconductor Equipment - 4.20%
18,441	Advanced Micro Devices, Inc. (a)	1,410,183
1,850	Analog Devices, Inc.	270,267
14,077	Applied Materials, Inc.	1,280,725
4,542	Broadcom, Inc.	2,206,549
4,869	Cirrus Logic, Inc. (a)	353,197
1,135	Entegris, Inc. (b)	104,568
58,205	Intel Corp.	2,177,449
2,698	KLA-Tencor Corp.	860,878
2,645	Lam Research Corp.	1,127,167
3,397	Marvell Technology, Inc.	147,871
2,041	Microchip Technology, Inc.	118,541
12,099	Micron Technology, Inc.	668,833
3,761	MKS Instruments, Inc. (b)	385,991
1,716	Monolithic Power Systems, Inc. (b)	659,013
32,466	NVIDIA Corp.	4,921,521
21,800	ON Semiconductor Corp. (a)	1,096,758
4,970	Qorvo, Inc. (a)	468,770
2,979	Skyworks Solutions, Inc.	275,975
6,821	Teradyne, Inc.	610,821
11,005	Texas Instruments, Inc.	1,690,918
		20,835,995
	Software - 8.85%
6,071	Adobe Systems, Inc. (a)	2,222,350
1,273	Aspen Technology, Inc. (a)	233,825
2,761	Atlassian Corp. PLC - Class A - ADR (a)	517,411
2,650	Autodesk, Inc. (a)	455,694
7,238	Cadence Design System, Inc. (a)	1,085,917
2,655	Citrix Systems, Inc. (b)	257,986
901	Crowdstrike Holdings, Inc. - Class A (a)	151,873
2,284	Datadog, Inc. - Class A (a)(b)	217,528
5,328	DocuSign, Inc. (a)	305,721
15,701	Dropbox, Inc. - Class A (a)	329,564
2,266	Elastic NV - ADR (a)	153,340
1,626	Fair Isaac Corp. (a)	651,863
20,540	Fortinet, Inc. (a)	1,162,153
924	HubSpot, Inc. (a)	277,801
7,227	Informatica, Inc. - Class A (a)	150,105
2,693	Intuit, Inc.	1,037,990
2,523	Jack Henry & Associates, Inc.	454,190
5,843	Manhattan Associates, Inc. (a)	669,608
103,788	Microsoft Corp.	26,655,872
3,458	New Relic, Inc. (a)	173,073
22,131	NortonLifeLock, Inc. (b)	485,997
14,379	Nutanix, Inc. - Class A (a)	210,365
11,881	Oracle Corp.	830,125
6,247	Pegasystems, Inc.	298,857
4,350	RingCentral, Inc. - Class A (a)	227,331
5,276	salesforce.com, Inc. (a)	870,751
2,622	ServiceNow, Inc. (a)	1,246,813
4,102	Smartsheet, Inc. - Class A (a)	128,926
8,356	SS&C Technologies Holdings, Inc.	485,233
3,433	Synopsys, Inc. (a)	1,042,602
2,572	VMware, Inc. - Class A	293,157
1,281	Workday, Inc. - Class A (a)	178,802
3,681	Zendesk, Inc. (a)(b)	272,652
1,758	Zoom Video Communications, Inc. - Class A (a)	189,811
		43,925,286
	Specialty Retail - 4.17%
1,551	Advance Auto Parts, Inc. (b)	268,463
21,546	AutoNation, Inc. (a)	2,407,981
732	AutoZone, Inc. (a)	1,573,156
3,732	Bath & Body Works, Inc.	100,465
8,679	Best Buy Co., Inc. (b)	565,784
12,449	Dick's Sporting Goods, Inc. (b)	938,281
496	Five Below, Inc. (a)(b)	56,261
2,505	Floor & Decor Holdings, Inc. - Class A (a)(b)	157,715
2,350	GameStop Corp. - Class A (a)(b)	287,405
3,601	Lithia Motors, Inc. - Class A	989,591
11,813	Lowe's Cos., Inc.	2,063,377
1,882	O'Reilly Automotive, Inc. (a)	1,188,972
18,847	Penske Automotive Group, Inc. (b)	1,973,092
2,275	Ross Stores, Inc.	159,773
3,248	Sherwin-Williams Co.	727,260
31,864	The Gap, Inc. (b)	262,559
13,304	The Home Depot, Inc.	3,648,888
11,603	The TJX Cos., Inc.	648,027
4,608	Tractor Supply Co.	893,261
2,472	Ulta Beauty, Inc. (a)	952,907
7,376	Victoria's Secret & Co. (a)(b)	206,307
5,809	Williams Sonoma, Inc. (b)	644,509
		20,714,034
	Technology Hardware, Storage & Peripherals - 7.12%
213,273	Apple, Inc.	29,158,685
66,634	Hewlett Packard Enterprise Co.	883,567
13,365	HP, Inc.	438,105
9,848	International Business Machines Corp. (b)	1,390,439
37,613	NCR Corp. (a)	1,170,140
4,768	NetApp, Inc.	311,064
21,613	Pure Storage, Inc. - Class A (a)(b)	555,670
18,643	Teradata Corp. (a)	689,977
16,784	Western Digital Corp. (a)	752,427
		35,350,074
	Textiles, Apparel & Luxury Goods - 1.39%
13,883	Capri Holdings, Ltd. - ADR (a)	569,342
4,409	Carter's, Inc. (b)	310,746
5,320	Columbia Sportswear Co.	380,806
1,168	Deckers Outdoor Corp. (a)	298,249
14,530	Hanesbrands, Inc. (b)	149,514
3,472	lululemon athletica, Inc. (a)	946,502
11,025	NIKE, Inc. - Class B	1,126,755
14,039	PVH Corp.	798,819
4,096	Ralph Lauren Corp. - Class A (b)	367,206
11,450	Skechers U.S.A., Inc. - Class A (a)	407,391
17,433	Tapestry, Inc.	532,055
41,942	Under Armour, Inc. - Class A (a)(b)	349,377
38,142	Under Armour, Inc. - Class C (a)	289,116
8,220	VF Corp. (b)	363,077
		6,888,955
	Thrifts & Mortgage Finance - 0.12%
18,556	MGIC Investment Corp.	233,806
41,685	New York Community Bancorp, Inc. (b)	380,584
		614,390
	Tobacco - 0.52%
10,344	Altria Group, Inc.	432,069
21,858	Philip Morris International, Inc.	2,158,259
		2,590,328
	Trading Companies & Distributors - 0.64%
16,968	Fastenal Co.	847,042
5,652	MSC Industrial Direct Co., Inc. - Class A (b)	424,522
27,855	Univar, Inc. (a)	692,754
1,798	W.W. Grainger, Inc.	817,065
1,774	Watsco, Inc. - Class A (b)	423,667
		3,205,050
	Total Common Stocks (Cost $291,783,021)	466,486,853

	INVESTMENT COMPANIES - 3.14%
	Exchange Traded Funds - 3.14%
44,946	Vanguard S&P 500 ETF	15,590,868
	Total Investment Companies (Cost $12,072,036)	15,590,868

	REAL ESTATE INVESTMENT TRUSTS - 2.21%
	Real Estate Investment Trusts - 2.21%
1,592	American Campus Communities, Inc.	102,636
6,741	American Homes 4 Rent - Class A (b)	238,901
19,316	Annaly Capital Management, Inc. (b)	114,157
1,381	AvalonBay Communities, Inc.	268,259
13,130	Brixmor Property Group, Inc.	265,357
3,843	Camden Property Trust	516,807
3,536	Cousins Properties, Inc. (b)	103,357
1,094	Crown Castle International Corp.	184,208
5,562	CubeSmart	237,609
4,782	Douglas Emmett, Inc.	107,021
8,221	Duke Realty Corp.	451,744
761	Federal Realty OP LP	72,858
5,540	EPR Properties	259,992
2,616	Equity LifeStyle Properties, Inc.	184,349
4,163	Equity Residential	300,652
3,232	Extra Space Storage, Inc.	549,828
5,711	First Industrial Realty Trust, Inc.	271,158
3,666	Highwoods Properties, Inc. (b)	125,340
8,562	Host Hotels & Resorts, Inc.	134,252
25,593	Hudson Pacific Properties, Inc.	379,800
8,632	Invitation Homes, Inc.	307,127
9,971	Iron Mountain, Inc. (b)	485,488
12,878	Kimco Realty Corp.	254,598
5,203	Life Storage, Inc.	580,967
2,776	Mid-America Apartment Communities, Inc.	484,884
58,146	New Residential Investment Corp. (b)	541,921
6,535	Prologis, Inc.	768,843
2,139	Public Storage	668,801
3,414	Realty Income Corp. (b)	233,040
3,718	Regency Centers Corp.	220,515
4,779	Rexford Industrial Realty, Inc.	275,223
383	SBA Communications Corp.	122,579
1,355	Sun Communities, Inc. (b)	215,933
3,062	UDR, Inc.	140,974
3,002	Vornado Realty Trust	85,827
2,677	Welltower, Inc. (b)	220,451
11,891	Weyerhaeuser Co.	393,830
1,188	WP Carey, Inc.	98,438
	Total Real Estate Investment Trusts (Cost $11,853,767)	10,967,724

	SHORT TERM INVESTMENTS - 0.68%
	Money Market Funds - 0.68%
3,398,226	DWS Government Money Market Series - Institutional Shares
	Effective Yield 1.24% (e)	3,398,226
	Total Short Term Investments (Cost $3,398,226)	3,398,226

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 10.31%
51,194,005	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.64% (e)	51,194,005
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $51,194,005)	51,194,005

	Total Investments (Cost $370,301,055) - 110.30%	547,637,676
	Liabilities in Excess of Other Assets - (10.30)%	(51,119,284)
	TOTAL NET ASSETS - 100.00%	$496,518,392

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	As of June 30, 2022, the Valuation Committee has fair valued this security. The value of this security was $97,863, which represents 0.02% of total net assets.
(e)	Seven-day yield as of June 30, 2022.
(f)	This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of this security was $97,863, which represents 0.02% of total net assets.
Glossary of Terms
ADR -	American Depositary Receipt